ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2018
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

8.ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization, impairment and net carrying amount of the intangible assets are as follows:

	As of March 31,
	2017	2018

Acquired intangible assets not subject to amortization
Trade-name	$10,486	$11,721
Acquired intangible assets subject to amortization
Customer relationship	36,913	41,077
Operating licenses	5,371	5,942
Favorable lease contracts	1,733	1,886
Contract backlog	79	87
Non-compete agreements	451	446

	55,033	61,159
Less: accumulated amortization
Customer relationship	23,946	32,873
Operating licenses	3,277	3,988
Favorable lease contracts	1,043	1,350
Contract backlog	79	87
Non-compete agreements	451	446
Less: impairment	385	422

Intangible assets, net	$25,852	$21,993

Amortization expenses for the years ended March 31, 2016, 2017 and 2018 were $10,769, $9,853 and $7,210, respectively. Amortization expenses for the years ending March 31, 2019, 2020, 2021, 2022, 2023 and thereafter would be $4,784, $2,785, $1,024, $209, $142 and $839, respectively. No impairment loss was recognized on acquired intangible assets during the years ended March 31, 2016, 2017 and 2018, respectively. The change of impairment is caused by the exchange rate difference.